BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Cash Flow Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATIONAL ACTIVITIES
Income before income tax and social contribution	R$ 6,952,646	R$ 7,217,786	R$ 17,219,402
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Result of equity method investees	(1,670,903)	(1,041,071)	(1,304,023)
Construction revenue	(816,002)	(797,250)	(860,921)
Others	221,811	(861,219)	(694,892)
Adjustments to reconcile profit (loss)	(1,005,611)	(2,251,146)	(12,198,235)
Increase (decrease) in cash and cash equivalents	R$ (48,700)	(206,981)	(236,576)
Previously reported
OPERATIONAL ACTIVITIES
Income before income tax and social contribution		6,368,606	15,930,518
Adjustments
OPERATIONAL ACTIVITIES
Income before income tax and social contribution		R$ 849,180	1,288,884
Restated
OPERATIONAL ACTIVITIES
Income before income tax and social contribution			R$ 17,219,402